ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0